Prepaids and other assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade And Other Expenses Explanatory [Abstract]
Schedule of Prepaids and Other Assets	The Company's receivables and prepaids were comprised of the following:

	December 31, 2025	December 31, 2024
Prepaid insurance	$2,620	$660
Other prepaid expenses	3,779	1,820
Prepaid income tax	—	208
Other receivables	1,289	733
	$7,688	$3,421